Schedule of Investments (unaudited)	iShares® Global 100 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
BHP Group Ltd.	578,888	$17,477,627
Rio Tinto PLC	209,424	13,810,723
		31,288,350
France — 4.4%
AXA SA	405,830	12,078,823
Cie. de Saint-Gobain	103,198	7,259,624
Engie SA	348,808	5,164,235
L’Oreal SA	48,148	22,957,576
LVMH Moet Hennessy Louis Vuitton SE	52,478	43,369,583
Orange SA	367,903	3,930,005
Sanofi	225,594	22,636,994
Schneider Electric SE	111,503	21,920,977
Societe Generale SA	155,583	5,347,187
TotalEnergies SE	487,111	24,794,051
Vivendi SE	157,581	2,131,583
		171,590,638
Germany — 3.1%
Allianz SE, Registered	80,892	19,079,075
BASF SE	178,885	12,555,107
Bayer AG, Registered	192,094	10,258,642
Daimler AG, Registered	164,395	12,560,459
Deutsche Bank AG, Registered(a)	406,481	5,062,727
Deutsche Telekom AG, Registered	664,865	12,285,033
E.ON SE	441,111	6,130,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,195	8,028,199
RWE AG	132,734	5,377,922
Siemens AG, Registered	156,870	27,170,320
		118,507,797
Japan — 3.2%
Bridgestone Corp.	119,000	5,108,985
Canon Inc.	206,950	5,048,268
Honda Motor Co. Ltd.	337,600	9,604,967
Mitsubishi UFJ Financial Group Inc.	2,534,000	13,790,723
Nissan Motor Co. Ltd.(a)	471,900	2,272,927
Panasonic Corp.	448,300	4,928,067
Seven & i Holdings Co. Ltd.	154,420	6,792,626
Sony Group Corp.	246,700	31,152,825
Toyota Motor Corp.	2,528,200	46,727,672
		125,427,060
Netherlands — 1.3%
ING Groep NV	763,035	10,608,477
Koninklijke Philips NV	179,744	6,652,614
Royal Dutch Shell PLC, Class A	805,303	17,647,732
Royal Dutch Shell PLC, Class B	710,382	15,597,551
		50,506,374
South Korea — 1.7%
Samsung Electronics Co. Ltd.	1,007,436	66,163,270

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	1,301,470	7,718,992
Banco Santander SA	3,392,556	11,266,937
Repsol SA	269,892	3,196,365
Telefonica SA	1,081,442	4,689,356
		26,871,650
Switzerland — 5.6%
ABB Ltd., Registered	350,717	13,366,798

Security	Shares	Value

Switzerland (continued)
Credit Suisse Group AG, Registered	489,669	$4,747,644
Nestle SA, Registered	552,333	77,115,236
Novartis AG, Registered	477,695	41,976,003
Roche Holding AG, Bearer	5,260	2,354,278
Roche Holding AG, NVS	137,852	57,189,436
Swiss Re AG	56,569	5,584,121
UBS Group AG, Registered	726,456	13,039,365
		215,372,881
United Kingdom — 5.3%
Anglo American PLC	266,111	10,945,736
AstraZeneca PLC	303,967	35,494,025
Aviva PLC	773,800	4,313,294
Barclays PLC	3,110,901	7,924,275
BP PLC	3,974,613	17,808,735
Diageo PLC	456,527	24,961,088
GlaxoSmithKline PLC	985,645	21,460,202
HSBC Holdings PLC	4,075,051	24,610,286
National Grid PLC	760,910	10,971,779
Prudential PLC	536,517	9,277,905
Standard Chartered PLC	509,808	3,100,032
Unilever PLC	515,895	27,675,934
Vodafone Group PLC	5,267,336	7,933,850
		206,477,141
United States — 73.7%
3M Co.	112,848	20,045,190
Abbott Laboratories	346,547	48,773,025
Alphabet Inc., Class A(a)	59,021	170,986,198
Alphabet Inc., Class C, NVS(a)	54,865	158,756,815
Amazon.com Inc.(a)	85,579	285,349,483
American Tower Corp.	89,345	26,133,413
Aon PLC, Class A	44,154	13,270,926
Apple Inc.	3,058,203	543,045,107
Bristol-Myers Squibb Co.	434,492	27,090,576
Caterpillar Inc.	107,051	22,131,724
Chevron Corp.	378,393	44,404,419
Citigroup Inc.	389,298	23,509,706
Coca-Cola Co. (The)	762,773	45,163,789
Colgate-Palmolive Co.	164,524	14,040,478
DuPont de Nemours Inc.	103,507	8,361,295
Emerson Electric Co.	117,068	10,883,812
Exxon Mobil Corp.	830,676	50,829,064
Ford Motor Co.	766,210	15,914,182
General Electric Co	214,616	20,274,774
Goldman Sachs Group Inc. (The)	66,607	25,480,508
Honeywell International Inc.	134,905	28,129,042
HP Inc.	226,112	8,517,639
Intel Corp.	798,033	41,098,699
International Business Machines Corp.	175,965	23,519,482
Johnson & Johnson	516,582	88,371,683
Johnson Controls International PLC	139,634	11,353,641
JPMorgan Chase & Co.	579,951	91,835,241
Kimberly-Clark Corp.	65,983	9,430,290
Marsh & McLennan Companies Inc.	98,678	17,152,210
McDonald’s Corp.	146,613	39,302,547
Merck & Co. Inc.	495,617	37,984,087
Microsoft Corp.	1,473,173	495,457,543
Morgan Stanley	281,647	27,646,470
Nike Inc., Class B	250,720	41,787,502
PepsiCo Inc.	271,298	47,127,176
Pfizer Inc.	1,101,395	65,037,375

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	304,470	$28,924,650
Procter & Gamble Co. (The)	474,818	77,670,728
Raytheon Technologies Corp.	294,790	25,369,627
Texas Instruments Inc.	181,205	34,151,706
Walmart Inc.	279,167	40,392,673
		2,854,704,495
Total Common Stocks — 99.8%
(Cost: $2,385,893,422)		3,866,909,656

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	5,796,000	5,796,000

Total Short-Term Investments — 0.1%
(Cost: $5,796,000)		5,796,000

Total Investments in Securities — 99.9%
(Cost: $2,391,689,422).		3,872,705,656

Other Assets, Less Liabilities — 0.1%		2,272,401

Net Assets — 100.0%		$3,874,978,057

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$7,589	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,816,000	2,980,000	(b)	—	—	—	5,796,000	5,796,000	262		—
					$—	$—	$5,796,000		$7,851		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	5	03/18/22	$243	$3,815
FTSE 100 Index	11	03/18/22	1,092	15,673
S&P 500 E-Mini Index	26	03/18/22	6,186	82,993
				$102,481

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,854,704,495	$1,012,205,161	$—	$3,866,909,656
Money Market Funds	5,796,000	—	—	5,796,000
	$2,860,500,495	$1,012,205,161	$—	$3,872,705,656
Derivative financial instruments(a)
Assets
Futures Contracts	$82,993	$19,488	$—	$102,481

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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